Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Liability
Schedule of changes in the derivative liabilities
Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$1,055,233
Addition of new derivatives recognized as debt discounts	1,027,000
Settled on issuance of common stock	(2,481,000)
Reclassification to additional paid in capital	(1,604,000)
Loss on fair value of derivative liability	2,002,767
Balance - September 30, 2025	$-

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2023	$-

Addition of new derivatives recognized as debt discounts	645,457
Addition of new derivatives recognized as loss on derivatives	409,776
Balance - December 31, 2024	$1,055,233

Schedule of assumptions used for fair value measurement of liabilities
	September 30,	December 31
	2025	2024
Expected term	0.13 - 1 year	0.29 years
Risk-free interest rate	4.02 - 4.34%	4.15%
Stock price at valuation date	$5.34 - 11.7	4.38
Expected average volatility	60.5 - 146.5%	95.41%
Expected dividend yield	-	-

December 31
2024
Expected term	0.29 years
Total Nodes	72
Risk-free interest rate	4.15%
Stock price at valuation date	$4.38
Adjusted stock price at valuation date	$7.30
Expected average volatility	95.41%